Recently Issued and Adopted Accounting Pronouncements and Regulatory Items (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The cumulative effect of the changes made to our consolidated January 1, 2018 balance sheet for the adoption of ASC 606, Revenue from Contracts with Customers, was as follows:

	Balance at December 31, 2017	Adjustments due to ASC 606	Balance at January 1, 2018
(in Millions)	Amounts as originally reported	Adjustment	Amounts as adjusted
Assets
Prepaid and other current assets	$303.5	$84.8	$388.3
Liabilities and Equity
Accrued and other liabilities	$479.4	$84.8	$564.2

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated balance sheet was as follows:

	December 31, 2018
(in Millions)	Amounts as reported	Adjustment due to ASC 606	Amounts without ASC 606 adjustment
Balance Sheet
Assets
Prepaid and other current assets	$432.6	$(49.7)	$382.9
Liabilities and Equity
Accrued and other liabilities	$570.8	$(49.7)	$521.1

	Year ended December 31, 2017
(in Millions)	As Reported	Reclassification	As adjusted
Selling, general and administrative expenses	$565.4	$16.3	$581.7
Non-operating pension and postretirement charges (income)	—	(16.3)	(16.3)

	Year ended December 31, 2016
(in Millions)	As Reported	Reclassification	As adjusted
Selling, general and administrative expenses	$443.2	$(23.8)	$419.4
Non-operating pension and postretirement charges (income)	—	23.8	23.8